Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable at December 31, 2013 and September 30, 2013 consisted of the following:

	December 31, 2013	September 30, 2013
	(In thousands)
Billed receivables and amounts billable as of the balance sheet date	$104,581	$102,211
Unbilled receivables:
Amounts billable after the balance sheet date	28,107	36,693
Revenues recorded in excess of milestone billings on fixed price contracts	3,825	3,289
Revenues recorded in excess of estimated contract value or funding	17,803	14,605
Retainages and other amounts billable upon contract completion	18,635	19,557
Allowance for doubtful accounts	(3,988)	(3,751)

Total Accounts Receivable	$168,963	$172,604

Accounts receivable at September 30 consisted of the following:

	September 30,
	2013	2012
	(In thousands)
Billed receivables and amounts billable as of the balance sheet date	$102,211	$94,028
Unbilled receivables:
Amounts billable after the balance sheet date	36,693	48,730
Revenues recorded in excess of milestone billings on fixed price contracts	3,289	2,666
Revenues recorded in excess of estimated contract value or funding	14,605	18,998
Retainages and other amounts billable upon contract completion	19,557	15,016
Allowance for doubtful accounts	(3,751)	(4,145)

Total Accounts Receivable	$172,604	$175,293